COMMITMENTS AND CONTINGENCIES (Schedule of Capital Commitment) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
COMMITMENTS AND CONTINGENCIES
Capital commitment:	$ 4,367
Less Than 1 Year
COMMITMENTS AND CONTINGENCIES
Capital commitment:	4,367
1 to 3 years
COMMITMENTS AND CONTINGENCIES
Capital commitment:	0
More than 3 years
COMMITMENTS AND CONTINGENCIES
Capital commitment:	$ 0